Schedule of Investments
September 30, 2025
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 09/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/25	Value 09/30/25
Alternative Funds–1.96%
Invesco Global Real Estate Income Fund, Class R6	1.96%	$22,361,773	$517,174	$(3,459,862)	$1,750,475	$(912,690)	$517,175	2,431,797	$20,256,870
Invesco Macro Allocation Strategy Fund, Class R6	—	23,852,206	211,454	(24,287,275)	3,731,036	(3,507,421)	211,454	—	—
Total Alternative Funds		46,213,979	728,628	(27,747,137)	5,481,511	(4,420,111)	728,629		20,256,870
Domestic Equity Funds–56.48%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.53%	57,517,487	10,381,685	(6,435,737)	5,866,507	226,395	—	1,830,795	67,556,337
Invesco Main Street Small Cap Fund, Class R6	6.30%	55,821,272	6,590,591	(1,922,203)	4,831,234	(76,144)	—	2,752,943	65,244,750
Invesco NASDAQ 100 ETF(b)	12.95%	100,090,651	28,328,099	(17,939,824)	21,351,775	2,196,314	504,256	542,356	134,027,015
Invesco Russell 1000® Dynamic Multifactor ETF	13.94%	137,846,369	17,137,829	(27,021,024)	13,696,160	2,633,417	756,771	2,394,503	144,292,751
Invesco S&P 500 Revenue ETF	11.56%	—	112,509,002	(2,793,545)	9,902,289	102,763	1,172,887	1,081,877	119,720,509
Invesco S&P 500® Pure Value ETF	—	85,935,219	—	(88,628,745)	(5,849,044)	8,542,570	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	20,817,657	(17,549,352)	—	(3,268,305)	37,047	—	—
Invesco Value Opportunities Fund, Class R6	5.20%	46,449,662	5,602,014	(5,994,081)	7,242,755	505,975	—	2,160,029	53,806,325
Total Domestic Equity Funds		483,660,660	201,366,877	(168,284,511)	57,041,676	10,862,985	2,470,961		584,647,687
Fixed Income Funds–18.43%
Invesco Core Bond Fund, Class R6	9.26%	99,108,287	11,217,145	(16,509,100)	2,134,590	(61,457)	3,212,771	16,793,251	95,889,465
Invesco Core Plus Bond Fund, Class R6	4.90%	48,359,614	5,216,058	(4,114,872)	1,931,916	(673,860)	1,740,266	5,430,284	50,718,856
Invesco Dynamic Credit Opportunity Fund, Class R6	0.14%	—	1,422,198	—	11,404	—	73,971	133,607	1,433,602
Invesco Emerging Markets Sovereign Debt ETF	0.35%	5,770,811	—	(2,386,945)	357,667	(162,789)	201,733	165,990	3,578,744
Invesco Equal Weight 0-30 Year Treasury ETF	—	25,070,514	—	(25,079,092)	3,363,224	(3,354,646)	233,231	—	—
Invesco Floating Rate ESG Fund, Class R6	0.92%	12,487,165	659,750	(3,293,424)	(103,906)	(168,372)	659,722	1,460,551	9,581,213
Invesco High Yield Fund, Class R6	1.39%	12,491,745	2,802,780	(1,147,633)	233,458	14,876	687,558	4,021,013	14,395,226
Invesco Variable Rate Investment Grade ETF	1.47%	21,541,914	—	(6,287,404)	7,289	(56,294)	652,000	605,797	15,205,505
Total Fixed Income Funds		224,830,050	21,317,931	(58,818,470)	7,935,642	(4,462,542)	7,461,252		190,802,611
International and Global Equity Funds–22.64%
Invesco Emerging Markets ex-China Fund, Class R6(c)	1.77%	14,710,070	630,023	—	2,949,264	—	—	472,471	18,289,357
Invesco Developing Markets Fund, Class R6	0.64%	11,746,749	—	(5,941,614)	1,345,534	(492,632)	—	142,601	6,658,037
Invesco Global Fund, Class R6	7.93%	69,385,769	7,320,321	(4,031,874)	9,219,616	189,979	—	766,208	82,083,811
Invesco Global Infrastructure Fund, Class R6	—	9,430,462	1,028,083	(9,637,596)	(970,857)	1,152,657	25,334	—	—
Invesco International Developed Dynamic Multifactor ETF	3.01%	26,090,812	2,955,066	(2,866,379)	4,916,348	31,835	655,970	1,124,555	31,127,682
Invesco International Growth Fund, Class R6(c)	1.39%	11,615,316	925,434	—	1,846,426	—	—	398,868	14,387,176
Invesco International Small-Mid Company Fund, Class R6	4.21%	37,407,271	3,381,057	(3,826,932)	7,748,830	(1,097,765)	—	1,024,729	43,612,461
Invesco RAFI Developed Markets ex-U.S. ETF(d)	3.69%	30,647,541	3,485,458	(4,638,457)	8,367,888	315,113	990,375	624,071	38,177,543
Total International and Global Equity Funds		211,033,990	19,725,442	(30,942,852)	35,423,049	99,187	1,671,679		234,336,067
Money Market Funds–0.54%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(e)	0.19%	1,858,787	32,842,387	(32,769,678)	—	—	47,536	1,931,496	1,931,496
Invesco Treasury Portfolio, Institutional Class, 3.99%(e)	0.35%	3,483,095	60,993,006	(60,857,974)	—	—	88,555	3,618,127	3,618,127
Total Money Market Funds		5,341,882	93,835,393	(93,627,652)	—	—	136,091		5,549,623
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $834,308,871)	100.05%	971,080,561	336,974,271	(379,420,622)	105,881,878	2,079,519	12,468,612		1,035,592,858
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 09/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/25	Value 09/30/25

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.29%
Invesco Private Government Fund, 4.14%(e)(f)	0.08%	$2,671,896	$327,687,225	$(329,541,041)	$—	$—	$129,984 (g)	818,080	$818,080
Invesco Private Prime Fund, 4.26%(e)(f)	0.21%	6,962,219	986,520,972	(991,355,878)	—	1,156	379,967 (g)	2,127,831	2,128,469
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,946,549)	0.29%	9,634,115	1,314,208,197	(1,320,896,919)	—	1,156	509,951		2,946,549
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $837,255,420)	100.34%	$980,714,676	$1,651,182,468	$(1,700,317,541)	$105,881,878	$2,080,675 (h)	$12,978,563		$1,038,539,407
OTHER ASSETS LESS LIABILITIES	(0.34)%								(3,504,904)
NET ASSETS	100.00%								$1,035,034,503
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at September 30, 2025.
(c)	Effective August 22, 2025, the underlying fund’s name changed.
(d)	Effective March 24, 2025, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$1,002,749
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,030,043,235	$—	$—	$1,030,043,235
Money Market Funds	5,549,623	2,946,549	—	8,496,172
Total Investments	$1,035,592,858	$2,946,549	$—	$1,038,539,407
Invesco Select Risk: Growth Investor Fund